RELATED PARTY TRANSACTIONS - (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
joint venture
Disclosure of transactions between related parties [line items]
Transactions with its joint venture producing scrubbers	$ 1.2